Equity - Share-related transactions (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Nov. 04, 2024	Dec. 31, 2023	Jan. 01, 2022
Equity
Number of shares	25,000
Share capital	€ 223,072	€ 223,072	€ 48,360	€ 174,712
Share premium reserve	€ 76,634	€ 76,634	€ 33,695	€ 42,939
Common shares
Equity
Number of shares	541,126	541,126		541,126	541,126
Share capital	€ 25	€ 25		€ 25
Preferred A shares
Equity
Number of shares	277,272	277,272		277,272	277,272
Share capital	€ 22,873	€ 22,873		€ 22,873
Preferred B shares
Equity
Number of shares	479,040	479,040		479,040	294,954
Share capital	€ 87,514	€ 87,514		€ 87,514
Share premium reserve	€ 12,368	€ 12,368		€ 12,368
Preferred C shares
Equity
Number of shares	455,004	455,004		455,004
Share capital	€ 64,300	€ 64,300		€ 64,300
Share premium reserve	€ 30,571	€ 30,571		€ 30,571
Preferred D shares
Equity
Number of shares	342,206	342,206	342,206
Share capital	€ 48,360	€ 48,360	€ 48,360
Share premium reserve	€ 33,695	€ 33,695	€ 33,695